John Hancock Funds

601 Congress Street

Boston, MA 02210

August 29, 2017

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock California Tax-Free Income Fund (the “Registrant”), on behalf of:
John Hancock California Tax-Free Income Fund (the “Fund”)
File Nos. 033-31675; 811-05979

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for Class R6 shares of the Fund, dated August 24, 2017, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 56 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on August 24, 2017 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust